Document and Entity Information	12 Months Ended
Dec. 31, 2019 $ / shares shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Entity File Number	001-37361
Entity Registrant Name	SINA CORPORATION
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 8 SINA Plaza
Entity Address, Address Line Two	Courtyard 10, the West Xibeiwang E. Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100193
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, $0.133 par value
Entity Listing, Par Value Per Share | $ / shares	$ 0.133
Trading Symbol	SINA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding | shares	68,450,187
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001094005
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Bonnie Yi Zhang
Country Region	+86
City Area Code	10
Local Phone Number	8262 8888
Contact Personnel Fax Number	+86 10 8260 7166
Entity Address, Address Line One	7/F SINA Plaza
Entity Address, Address Line Two	No. 8 Courtyard 10 West Xibeiwang E. Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100193
Entity Address, Country	CN